Offerings - Offering: 1	May 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	6,000,000	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	3.66	[3]
Maximum Aggregate Offering Price	$ 21,960,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,362.08
Offering Note	This registration statement on Form S-8 (the “Registration Statement”) registers the issuance of 6,000,000 shares of the common stock, par value $0.01 per share (the “Common Stock”) of Anywhere Real Estate Inc. (the “Registrant”) that have been added to the award pool pursuant to the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the “Plan”).
(2)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(3)Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on May 1, 2025.

[1]	This registration statement on Form S-8 (the “Registration Statement”) registers the issuance of 6,000,000 shares of the common stock, par value $0.01 per share (the “Common Stock”) of Anywhere Real Estate Inc. (the “Registrant”) that have been added to the award pool pursuant to the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the “Plan”).
[2]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
[3]	Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices per share of the Common Stock as reported on the New York Stock Exchange on May 1, 2025.